Fair Value Measurements (Details) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 11, 2024	Mar. 22, 2024	Jan. 17, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
Derivative liabilities				$ 16,844,750	$ 16,844,750
Representative Shares (in Shares)						123,500
Grant of fair value per share (in Dollars per share)						$ 6.29
Aggregate value					$ 1,081,011	$ 776,815	$ 776,815
Additional Shares (in Shares)	9,543,002	8,038,537	5,838,537		8,996,779
Proceeds from liability	$ 245,051				$ 216,967
Liability	5,403,534			21,268	21,268
Net liability	$ 5,158,483			4,815,800	4,815,800
Gain (loss) from the change in fair value of derivatives				$ 0	$ 17,820,998
Stock price (in Dollars per share)				$ 0.55	$ 0.55	$ 18
Risk free rate					4.60%
Volatility rate					100.00%
Dividends yield rate					0.00%
Duration of years					2 years 4 months 24 days
Series C Warrant [Member]
Fair Value Measurements [Line Items]
Fair value of warrants				$ 9,139,200	$ 9,139,200
Exercise warrants shares (in Shares)				10,266,664	10,266,664
Series D Warrant [Member]
Fair Value Measurements [Line Items]
Fair value of warrants				$ 2,889,750	$ 2,889,750
Exercise warrants shares (in Shares)				25,666,660	25,666,660
Warrant [Member]
Fair Value Measurements [Line Items]
Gain (loss) from the change in fair value of derivatives				$ 9,141,900	$ 710,050
Forward Purchase Agreement [Member]
Fair Value Measurements [Line Items]
Derivative liabilities						$ 35,576,596
Additional Shares (in Shares)	9,543,002				8,996,779
Proceeds from liability					$ 216,967
Liability				5,032,777	5,032,777
Net liability				4,815,800	4,815,800
Non-Redemption Agreement [Member]
Fair Value Measurements [Line Items]
Derivative liabilities						$ 11,152,000
Forward Purchase Agreement [Member]
Fair Value Measurements [Line Items]
Liability				$ 5,032,777	$ 5,032,777
Common Stock [Member] | Series C Warrant [Member]
Fair Value Measurements [Line Items]
Exercise warrants shares (in Shares)				0	0
Common Stock [Member] | Series D Warrant [Member]
Fair Value Measurements [Line Items]
Exercise warrants shares (in Shares)				199,943	199,943
Earnout Shares [Member]
Fair Value Measurements [Line Items]
Stock price (in Dollars per share)				$ 4.53	$ 4.53
Risk free rate					3.98%
Volatility rate					85.00%
Dividends yield rate					0.00%
Duration of years					4 years